Employee Retirement Benefits (Details) (USD $) In Millions, unless otherwise specified		3 Months Ended			12 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended				12 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2013 plan	Mar. 31, 2013 Pension Benefits	Dec. 31, 2012 Pension Benefits	Mar. 31, 2012 Pension Benefits	Dec. 31, 2012 Pension Benefits	Mar. 31, 2013 Pension Benefits - U.S.	Mar. 31, 2012 Pension Benefits - U.S.	Dec. 31, 2012 Pension Benefits - U.S.	Dec. 31, 2011 Pension Benefits - U.S.	Dec. 31, 2010 Pension Benefits - U.S.	Mar. 31, 2013 Pension Benefits - Non-U.S.	Mar. 31, 2012 Pension Benefits - Non-U.S.	Dec. 31, 2012 Pension Benefits - Non-U.S.	Dec. 31, 2011 Pension Benefits - Non-U.S.	Dec. 31, 2010 Pension Benefits - Non-U.S.	Mar. 31, 2013 Pension Benefits - U.K.	Mar. 31, 2012 Pension Benefits - U.K.	Mar. 31, 2013 Postretirement Benefits (U.S.)	Mar. 31, 2012 Postretirement Benefits (U.S.)	Dec. 31, 2012 Postretirement Benefits (U.S.)	Dec. 31, 2011 Postretirement Benefits (U.S.)	Dec. 31, 2010 Postretirement Benefits (U.S.)	Mar. 31, 2013 Key officer postretirement car benefit plan	Mar. 31, 2013 Key officer postretirement car benefit plan Minimum	Dec. 31, 2012 Key officer postretirement car benefit plan Minimum
Components of Net Periodic Benefit Cost
Service cost						$ 7.3	$ 6.3	$ 24.8	$ 26.2	$ 24.0	$ 0.6	$ 0.3	$ 1.9	$ 4.0	$ 5.2			$ 0.1	$ 0.1	$ 0.2	$ 0.2	$ 0.3
Interest cost						6.7	6.5	28.2	27.5	26.1	2.3	2.3	9.7	11.0	9.7			0.2	0.2	0.8	0.9	0.9
Expected return on plan assets						(7.5)	(7.3)	(31.5)	(30.5)	(26.6)	(3.1)	(3.0)	(12.1)	(12.8)	(10.0)			0	0	0	0	0
Net amortization						(4.3)	(2.8)	(11.8)	(7.2)	(4.6)	(0.1)	0	0.1	0.7	1.0			0	0	0	(0.1)	0
Net pension and postretirement expense						10.8	8.3	35.3	32.6	28.5	(0.1)	(0.4)	(0.6)	(11.3)	3.7			0.3	0.3	1.0	1.2	1.2
Other disclosures
Contributions		3.7	38.4	20.3	58.9			46.3	67.8				4.7	16.0						1.4	1.3
Employer discretionary contribution amount																$ 3.0	$ 3.2
Service period																								20 years	20 years
Retirement age																								58 years	58 years
Life period of participant																							15 years
Eligible age for car benefit																							80 years
Number of multiemployer plans with significant underfunded liabilities	1